Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Nonoperating Income (Expense) [Abstract]
Gain (loss) on disposal of assets	$ 4,593	$ (8,541)
Gain on investment	6,624	2,073
Gain on modification and extinguishment of debt	257	2,065
Other income	4,785	4,589
Total other expense, net	$ 16,259	$ 186